Credit risk exposure and allowances	12 Months Ended
Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [abstract]
Credit risk exposure and allowances
12.	Credit risk exposure and allowances

Below is a detail of the changes occurred during fiscal 2019 in the credit risk exposure and the impairment allowances booked under IFRS 9 in the accompanying consolidated statement of financial position or reversal of estimated impairment of financial assets at amortized cost, financial assets at fair value through other comprehensive income, loan commitments and financial guarantees:

December 31, 2019
	Not credit-impaired			Credit-impaired		Total
FINANCIAL ASSETS AT AMORTIZED COST AND AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - CREDIT RISK EXPOSURE	Stage 1	Stage 2		Stage 3
	Credit risk exposure (collectively assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance (under IFRS 9)	327,925,133	6,759,689	1,605,972	2,993,755	2,780,310	342,064,859

Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(111,176,893)	108,474,511	568,541	—	—	(2,133,841)
Transfers from Stage 2 to Stage 1	48,661,263	(49,007,441)	(120,750)	—	—	(466,928)
Transfers from Stage 1 or 2 to Stage 3	(1,007,526)	(6,889,184)	(2,015,022)	8,036,670	2,029,359	154,297
Transfers from Stage 3 to Stage 1 or 2	345,667	361,235	193,541	(811,208)	(798,014)	(708,779)
Changes without transfers between Stages	(28,781,895)	2,963,358	659,148	390,186	(773,846)	(25,543,049)
New financial assets originated	765,553,105	40,147,294	1,696,280	871,990	1,451,323	809,719,992
Repayments	(725,044,965)	(62,071,228)	(356,265)	(2,400,156)	(628,876)	(790,501,490)
Write-offs	—	(12)	—	(3,755,506)	(1,880)	(3,757,398)
Foreign exchange	43,015,905	5,549,562	321,064	13,749	1,198,082	50,098,362
Gain of control over subsidiaries	18,943,123	219,451	—	150,279	—	19,312,853
Inflation adjustment	(126,785,150)	(12,011,291)	(727,075)	(1,506,199)	(1,461,254)	(142,490,969)
Other adjustments	(2,242,235)	(159,593)	—	3,051	—	(2,398,777)

Closing balance	209,405,532	34,336,351	1,825,434	3,986,611	3,795,204	253,349,132

December 31, 2019
	Not credit-impaired			Credit-impaired		Total
LOAN COMMITMENTS AND FINANCIAL GUARANTEES - CREDIT RISK EXPOSURE	Stage 1	Stage 2		Stage 3
	Credit risk exposure (collectively assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance (under IFRS 9)	39,209,944	1,841,386	12,696	25,058	106	41,089,190

Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(7,591,961)	7,800,964	66	—	—	209,069
Transfers from Stage 2 to Stage 1	4,876,494	(3,715,517)	(73)	—	—	1,160,904
Transfers from Stage 1 or 2 to Stage 3	(204,536)	(46,206)	(171)	193,286	807	(56,820)
Transfers from Stage 3 to Stage 1 or 2	153,721	8,878	39	(153,300)	(48)	9,290
Changes without transfers between Stages	13,519,915	(244,784)	13,925	(4,351)	27	13,284,732
New loan commitments and financial guarantees originated	26,476,565	2,359,357	30,808	9,769	—	28,876,499
Expirations and repayments	(16,266,775)	(2,223,714)	(1,097)	(25,788)	—	(18,517,374)
Write-offs	—	(12)	—	(47)	—	(59)
Foreign exchange	1,346,750	179,851	3,303	—	—	1,529,904
Inflation adjustment	(16,707,535)	(1,149,730)	(7,526)	(12,602)	(182)	(17,877,575)

Closing balance	44,812,582	4,810,473	51,970	32,025	710	49,707,760

December 31, 2019
	Not credit-impaired			Credit-impaired		Total
FINANCIAL ASSETS AT AMORTIZED COST AND AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - ALLOWANCES	Stage 1	Stage 2		Stage 3
	Loss allowances (collectively assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance (under IFRS 9)	2,619,792	1,178,408	142,649	2,081,940	916,764	6,939,553

Transfers of financial assets (**) :
Transfers from Stage 1 to Stage 2	(1,924,599)	6,657,589	63,175	—	—	4,796,165
Transfers from Stage 2 to Stage 1	800,397	(2,012,315)	(2,618)	—	—	(1,214,536)
Transfers from Stage 1 or 2 to Stage 3	(39,919)	(1,803,284)	(248,102)	4,713,131	415,789	3,037,615
Transfers from Stage 3 to Stage 1 or 2	15,867	44,213	53,098	(501,933)	(187,084)	(575,839)
Changes without transfers between Stages	(221,428)	126,266	119,558	639,811	1,784,274	2,448,481
New financial assets originated (**)	5,574,300	159,904	139,052	446,884	309,836	6,629,976
Repayments (**)	(4,257,378)	(1,113,597)	(44,822)	(1,111,743)	(130,888)	(6,658,428)
Write-offs	—	(2)	—	(2,787,695)	(1,880)	(2,789,577)
Foreign exchange	357,715	127,973	22,176	8,884	528,933	1,045,681
Gain of control over subsidiaries	118,312	1,366	—	114,505	—	234,183
Inflation adjustment	(1,371,575)	(776,257)	(65,557)	(1,011,534)	(660,983)	(3,885,906)
Other adjustments (**)	2,387,810	4,057,444	—	(3,162)	—	6,442,092

Closing balance (*)	4,059,294	6,647,708	178,609	2,589,088	2,974,761	16,449,460

(*)	Impairment of financial assets detailed in the table above includes allowances o n financial assets at FVOCI for 4,903,416.

December 31, 2019
	Not credit-impaired			Credit-impaired		Total
LOAN COMMITMENTS AND FINANCIAL GUARANTEES - ALLOWANCES	Stage 1	Stage 2		Stage 3
	Loss allowances (collectively assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance (under IFRS 9)	432,207	100,150	240	17,223	1,406	551,226

Transfers of loan commitments and financial guarantees (**) :
Transfers from Stage 1 to Stage 2	(151,914)	442,347	386	—	—	290,819
Transfers from Stage 2 to Stage 1	94,655	(207,836)	(18)	—	—	(113,199)
Transfers from Stage 1 or 2 to Stage 3	(2,891)	(8,170)	(161)	126,548	826	116,152
Transfers from Stage 3 to Stage 1 or 2	1,393	481	588	(103,106)	(784)	(101,428)
Changes without transfers between Stages	162,639	(48,430)	10,730	569	469	125,977
New loan commitments and financial guarantees originated (**)	392,836	171,209	1,281	6,464	—	571,790
Repayments (**)	(189,989)	(63,408)	(202)	(16,199)	—	(269,798)
Write-offs	—	—	—	(35)	—	(35)
Foreign exchange	3,831	1,894	225	—	—	5,950
Inflation adjustment	(182,266)	(54,029)	(1,383)	(8,707)	(492)	(246,877)

Closing balance	560,501	334,208	11,686	22,757	1,425	930,577

(**)	Impairment of financial assets detailed in the tables above do not include impairment of miscellaneous credits for 226,576.